RELATED PARTY TRANSACTIONS (Details) - Related party ₫ in Millions	6 Months Ended			12 Months Ended
	Jun. 30, 2024 VND (₫)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 VND (₫)	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)
Borrowings | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 28,324,319	$ 1,167,531,698	₫ 40,409,133	₫ 73,708,579	$ 3,088,434,551	₫ 51,879,878	₫ 31,938,007
Borrowings | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction							4,270,000
Borrowings | Suoi Hoa Urban JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	230,000	9,480,627	230,000
Borrowings | Vincom Retail JSC
RELATED PARTY TRANSACTIONS
Amount of transaction			2,075,000	3,540,000	148,328,166	3,250,000	295,000
Borrowings | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	2,130,000	87,798,846	2,740,000	6,920,000	289,952,233	4,570,000
Borrowings | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction						500,000
Borrowings | Vincom Retail Landmark Co., Ltd.
RELATED PARTY TRANSACTIONS
Amount of transaction	140,000	5,770,816
Interest payable | Vingroup JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	3,555,818	146,571,228	1,196,994
Interest payable | VHIZ JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	896,411	36,950,165	756,183
Interest payable | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	91,851	3,786,109	49,834
Rental showrooms and charging stations | Vincom Retail Operation LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	111,239	4,585,284	63,672	109,551	4,590,254	110,077	76,666
Sponsorship contribution - accounted for as deemed contribution | Pham Nhat Vuong
RELATED PARTY TRANSACTIONS
Amount of transaction	3,277,310	135,091,096		18,980,000	795,273,611	350,000
Sponsorship contribution - accounted for as deemed contribution | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction	74,904	3,087,552
Sponsorship contribution - accounted for as deemed contribution | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	12,000,000	494,641,385
Cash received for disposal of ICE assets | VIG
RELATED PARTY TRANSACTIONS
Amount of transaction	1,642,444	67,701,731
Vouchers redemption | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	17,825	734,749	637,908
Sale Of vehicles and others | Vinhomes JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	1,629,814	67,181,121	66,588
Sale of vehicles | GSM JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	6,079,714	250,606,513	5,615,606
Interest income due to late payment | GSM JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	91,898	3,788,046
Purchase of machinery and equipment, tools, materials and goods | Vinsmart Research and Manufacture JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	208,924	8,611,871	23,597
Hotel service & airplane tickets expenses | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	76,803	3,165,829	77,965
Loan receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction	300,000	12,366,035
Loan receivables | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	9,900,000	408,079,143
Interest receivables | Vinpearl JSC
RELATED PARTY TRANSACTIONS
Amount of transaction				₫ 9,862	$ 413,224	₫ 72,353	₫ 244,557
Interest receivables | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction	₫ 144,256	$ 5,946,249
Sale of electric buses | Vinbus Ecology Transport Services LLC
RELATED PARTY TRANSACTIONS
Amount of transaction			₫ 94,688